Document and Entity Information	6 Months Ended
	Jun. 30, 2014	Aug. 08, 2014
Document And Entity Information
Entity Registrant Name	Youngevity International, Inc.
Entity Central Index Key	0001569329
Document Type	S-1
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		391,535,768
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2014